Quarterly Report
September 30, 2019
Massachusetts Investors Trust

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 3.3%
Honeywell International, Inc.	662,882	$112,159,635
United Technologies Corp.	566,166	77,292,982
		$189,452,617
Alcoholic Beverages – 2.2%
Diageo PLC	1,465,249	$60,047,201
Pernod Ricard S.A.	378,924	67,485,563
		$127,532,764
Apparel Manufacturers – 2.3%
LVMH Moet Hennessy Louis Vuitton SE	179,213	$71,228,277
NIKE, Inc., “B”	673,247	63,231,358
		$134,459,635
Broadcasting – 0.6%
Walt Disney Co.	277,074	$36,108,284
Brokerage & Asset Managers – 3.8%
Blackstone Group, Inc.	1,570,580	$76,707,127
NASDAQ, Inc.	905,400	89,951,490
TD Ameritrade Holding Corp.	1,117,235	52,174,875
		$218,833,492
Business Services – 7.3%
Accenture PLC, “A”	604,469	$116,269,612
Amdocs Ltd.	1,106,518	73,151,905
Cognizant Technology Solutions Corp., “A”	1,366,340	82,342,480
DXC Technology Co.	522,125	15,402,688
Fidelity National Information Services, Inc.	1,029,479	136,673,632
		$423,840,317
Cable TV – 2.1%
Comcast Corp., “A”	2,763,751	$124,589,895
Chemicals – 1.0%
PPG Industries, Inc.	484,843	$57,458,744
Computer Software – 4.2%
Adobe Systems, Inc. (a)	274,729	$75,893,886
Microsoft Corp.	845,071	117,490,221
Salesforce.com, Inc. (a)	336,159	49,899,442
		$243,283,549
Computer Software - Systems – 1.3%
Apple, Inc.	326,922	$73,220,720
Construction – 1.5%
Sherwin-Williams Co.	161,727	$88,928,826
Consumer Products – 2.6%
Colgate-Palmolive Co.	937,809	$68,938,340
Estee Lauder Cos., Inc., “A”	147,920	29,428,684
Kimberly-Clark Corp.	369,964	52,553,386
		$150,920,410

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.2%
Crown Holdings, Inc. (a)	1,031,073	$68,112,682
Electrical Equipment – 3.2%
AMETEK, Inc.	684,633	$62,863,002
Fortive Corp.	1,028,360	70,504,362
TE Connectivity Ltd.	571,778	53,278,274
		$186,645,638
Electronics – 2.6%
Analog Devices, Inc.	497,851	$55,624,892
Texas Instruments, Inc.	736,185	95,144,550
		$150,769,442
Energy - Independent – 1.2%
EOG Resources, Inc.	941,366	$69,868,185
Food & Beverages – 2.5%
Danone S.A.	856,140	$75,417,189
Mondelez International, Inc.	1,292,970	71,527,101
		$146,944,290
General Merchandise – 1.9%
Dollar General Corp.	402,914	$64,039,151
Dollar Tree, Inc. (a)	413,408	47,194,657
		$111,233,808
Insurance – 1.2%
Chubb Ltd.	444,355	$71,736,671
Internet – 6.1%
Alphabet, Inc., “A” (a)	157,435	$192,250,176
Alphabet, Inc., “C” (a)	62,717	76,452,023
Facebook, Inc., “A” (a)	493,620	87,903,850
		$356,606,049
Leisure & Toys – 1.2%
Electronic Arts, Inc. (a)	737,962	$72,187,443
Machinery & Tools – 0.7%
Flowserve Corp.	818,003	$38,208,920
Major Banks – 6.4%
Bank of America Corp.	4,255,522	$124,133,577
Goldman Sachs Group, Inc.	411,020	85,175,674
JPMorgan Chase & Co.	1,376,172	161,961,683
		$371,270,934
Medical & Health Technology & Services – 0.7%
McKesson Corp.	292,931	$40,031,950
Medical Equipment – 9.9%
Abbott Laboratories	738,602	$61,798,829
Becton, Dickinson and Co.	339,191	85,801,756
Danaher Corp.	907,349	131,048,416
Medtronic PLC	1,448,257	157,309,675
Thermo Fisher Scientific, Inc.	477,975	139,219,778
		$575,178,454

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 1.5%
Enterprise Products Partners LP	2,998,964	$85,710,391
Network & Telecom – 1.6%
Cisco Systems, Inc.	1,934,912	$95,604,002
Oil Services – 1.3%
Core Laboratories N.V.	494,060	$23,033,077
Schlumberger Ltd.	1,484,577	50,727,996
		$73,761,073
Other Banks & Diversified Financials – 6.5%
BB&T Corp.	1,346,783	$71,877,809
Mastercard, Inc., “A”	545,945	148,262,283
Visa, Inc., “A”	910,079	156,542,689
		$376,682,781
Pharmaceuticals – 5.4%
Elanco Animal Health, Inc. (a)	1,686,208	$44,836,271
Eli Lilly & Co.	659,246	73,723,480
Johnson & Johnson	1,023,489	132,419,007
Zoetis, Inc.	479,901	59,790,865
		$310,769,623
Railroad & Shipping – 1.4%
Canadian National Railway Co.	898,564	$80,744,961
Restaurants – 1.4%
Starbucks Corp.	895,852	$79,211,234
Specialty Chemicals – 1.1%
DuPont de Nemours, Inc.	891,991	$63,607,878
Specialty Stores – 3.9%
Costco Wholesale Corp.	239,514	$69,006,379
Ross Stores, Inc.	780,010	85,684,098
Tractor Supply Co.	773,298	69,937,071
		$224,627,548
Telecommunications - Wireless – 2.6%
American Tower Corp., REIT	689,085	$152,377,366
Trucking – 0.7%
Old Dominion Freight Line, Inc.	226,764	$38,543,077
Utilities - Electric Power – 0.6%
American Electric Power Co., Inc.	346,377	$32,452,061
Total Common Stocks		$5,741,515,714
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.09% (v)	64,437,272	$64,437,272

Other Assets, Less Liabilities – (0.1)%		(3,875,471)
Net Assets – 100.0%		$5,802,077,515
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $64,437,272 and $5,741,515,714, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,741,515,714	$—	$—	$5,741,515,714
Mutual Funds	64,437,272	—	—	64,437,272
Total	$5,805,952,986	$—	$—	$5,805,952,986
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$46,944,516	$374,821,931	$357,336,455	$7,338	$(58)	$64,437,272

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$798,254	$—